Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 413,517	$ 301,359	$ 301,159
Accumulated depreciation	(36,441)	(28,281)	(17,135)
Property and equipment, net	377,076	273,078	284,024
Land [Member]
Property, Plant and Equipment [Line Items]
Total	347,381	235,223	235,223
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	50,514	50,514	50,514
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	6,135	6,135	5,935
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,912	7,912	7,912
Shipping and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,575	$ 1,575	$ 1,575